SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

In January and March 2024, the Group entered into two loan agreements amounted to RMB400,000 in aggregate with Xiaomi Group. The loans are secured by the Group's electronic equipment and repayable by July and September 2025, respectively.

In March and April 2024, the Group drew down RMB700,000 and RMB300,000 under the Kingsoft Loan Facility, respectively. The loans are secured by the Group’s property and equipment, and repayable in September and October 2025, respectively.